Exhibit 99.1

Deloitte & Touche LLP Harborside Plaza 10, Suite 400 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 www.deloitte.com

September 3, 2015

Barclays Commercial Mortgage Securities LLC Barclays Capital Inc. 745 Seventh Avenue, 4th Floor New York, New York 10019

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by Barclays Commercial Mortgage Securities LLC and Barclays Capital Inc. (collectively, the “Company” and the “Specified Parties”), relating to the proposed offering of certain classes of BBCMS Trust 2015-MSQ Commercial Mortgage Pass-Through Certificates.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely your responsibility as the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On September 3, 2015, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing certain information in connection with the loan and property (collectively, the “Mortgage Asset”).

From August 18, 2015 through September 3, 2015, representatives of the Company provided us with access to certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, we compared certain characteristics (the “Characteristics” as indicated on Appendix A) for the Mortgage Asset as set forth on the Data File, to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

Member of Deloitte Touche Tohmatsu

2

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information and methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events and circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,	BBCMS 2015-MSQ 15E AUP
/s/ Deloitte & Touche LLP

Appendix A

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company (collectively, the “Source Documents”) with respect to the Mortgage Asset.

Loan agreement, draft note splitter agreement and consolidated, amended and restated promissory note (collectively, the “Loan Agreement”);

Appraisal of real property report (the “Appraisal Report”);

Electronic underwritten rent roll (the “UW Rent Roll”);

Cash Management Agreement, Deposit Account Agreement and the Deposit Account Control Agreement (collectively, the “Lockbox Agreement”);

Title insurance policy or pro-forma title insurance policy (collectively, the “Title Policy”);

Electronic underwritten model (the “Underwriting Model”);

Settlement statement (the “Closing Statement”);

Property condition report (the “PC Report”);

Phase I environmental site assessment report (the “Phase I Report”);

Seismic report (the “Seismic Report”);

Guaranty Agreement (the “Guaranty Agreement”);

Management agreement, assignment of management agreement or amendments to management agreement (collectively, the “Management Agreement”); and

Certain information provided by representatives of the Company (the “Provided Information”).

	Characteristic	Source Document
1	Loan #	Not Applicable - Provided Information
2	Seller	Not Applicable - Provided Information
3	% of Initial Pooled Balance	Refer to calculation procedures
4	Property Name	Not Applicable - Provided Information
5	Street Address	Appraisal Report
6	City	Appraisal Report
7	State	Appraisal Report
8	Zip Code	Appraisal Report
9	Number of Properties	Appraisal Report
10	Property Type	Appraisal Report
11	Property Subtype	Appraisal Report
12	Year Built	Appraisal Report
13	Year Renovated	Appraisal Report
14	Total Square Feet	UW Rent Roll

	Characteristic	Source Document
15	Occupancy %	UW Rent Roll
16	Energy Designation	Appraisal Report
17	Original Mortgage Loan Balance ($)	Loan Agreement
18	Cut-off Mortgage Loan Balance ($)	Refer to calculation procedures
19	Cut-off Mortgage Loan Balance PSF	Refer to calculation procedures
20	Maturity Mortgage Loan Balance ($)	Refer to calculation procedures
21	Subordinate Debt (Y/N)	Loan Agreement
22	Subordinate Debt Type	Loan Agreement
23	Original Suboridinate Debt Balance ($)	Loan Agreement
24	Cut-off Subordinate Debt Balance ($)	Refer to calculation procedures
25	Maturity Subordinate Debt Balance ($)	Refer to calculation procedures
26	Original Total Debt Balance ($)	Loan Agreement
27	Cut-off Total Debt Balance ($)	Refer to calculation procedures
28	Maturity Total Debt Balance ($)	Refer to calculation procedures
29	Mortgage Loan Note Rate	Loan Agreement
30	Subordinate Debt Note Rate	Loan Agreement
31	Total Debt Note Rate	Loan Agreement
32	Master Servicing Fee %	Not Applicable - Provided Information
33	Primary Servicing Fee %	Not Applicable - Provided Information
34	Trustee / Cert. Admin Fee %	Not Applicable - Provided Information
35	CREFC Fee %	Not Applicable - Provided Information
36	Sub-Servicing Fee	Not Applicable - Provided Information
37	Admin. Fee %	Refer to calculation procedures
38	Net Total Debt Loan Rate %	Refer to calculation procedures
39	Accrual Type	Loan Agreement
40	Interest Rate Type (Fixed/Floating)	Loan Agreement
41	Amortization Type	Loan Agreement
42	Cut-off Date	Not Applicable - Provided Information
43	Note Date	Loan Agreement
44	First Payment Date	Loan Agreement
45	Original Term	Refer to calculation procedures
46	Remaining Term	Refer to calculation procedures
47	Maturity Date	Loan Agreement
48	Original IO Term	Loan Agreement
49	Remaining IO Term	Refer to calculation procedures
50	Original Amort. Term	Loan Agreement
51	Remaining Amort. Term	Refer to calculation procedures
52	Seasoning	Refer to calculation procedures
53	Payment Due Date	Loan Agreement
54	Grace Period (Late Payment)	Loan Agreement
55	Grace Period (Default)	Loan Agreement
56	Interest Accrual Start	Loan Agreement
57	Interest Accrual End	Loan Agreement
58	Payment Frequency	Loan Agreement
59	Mortgage Loan Monthly Debt Service ($)	Refer to calculation procedures
60	Mortgage Loan Annual Debt Service ($)	Refer to calculation procedures
61	Subordinate Debt Monthly Debt Service ($)	Refer to calculation procedures

	Characteristic	Source Document
62	Subordinate Debt Annual Debt Service ($)	Refer to calculation procedures
63	Total Debt Monthly Debt Service ($)	Refer to calculation procedures
64	Total Debt Annual Debt Service ($)	Refer to calculation procedures
65	Prepayment Provision (Payments)	Loan Agreement
66	As Is Appraised Value ($)	Appraisal Report
67	As Is Appraised Value ($) PSF	Refer to calculation procedures
68	Appraisal Date	Appraisal Report
69	Appraisal Firm	Appraisal Report
70	Environmental Report Date	Phase I Report
71	Engineering Report Date	PC Report
72	Mortgage Loan Cut-off Date LTV %	Refer to calculation procedures
73	Mortgage Loan Maturity Date LTV %	Refer to calculation procedures
74	Total Debt Cut-off Date LTV %	Refer to calculation procedures
75	Total Debt Maturity Date LTV %	Refer to calculation procedures
76	2013 Base Rent ($)	Underwriting Model
77	2013 Reimbursements ($)	Underwriting Model
78	2013 Other Income ($)	Underwriting Model
79	2013 Revenues ($)	Underwriting Model
80	2013 Total Expenses ($)	Underwriting Model
81	2013 NOI ($)	Underwriting Model
82	2014 Base Rent ($)	Underwriting Model
83	2014 Reimbursements ($)	Underwriting Model
84	2014 Other Income ($)	Underwriting Model
85	2014 Revenues ($)	Underwriting Model
86	2014 Total Expenses ($)	Underwriting Model
87	2014 NOI ($)	Underwriting Model
88	Most Recent Base Rent ($)	Underwriting Model
89	Most Recent Reimbursements ($)	Underwriting Model
90	Most Recent Other Income ($)	Underwriting Model
91	Most Recent Revenues ($)	Underwriting Model
92	Most Recent Total Expenses ($)	Underwriting Model
93	Most Recent NOI ($)	Underwriting Model
94	Most Recent As of	Underwriting Model
95	UW Economic Occupancy %	Underwriting Model
96	UW Base Rent ($)	Underwriting Model
97	UW Reimbursements ($)	Underwriting Model
98	UW Other Income ($)	Underwriting Model
99	UW Rental Income ($)	Underwriting Model
100	UW Vacancy ($)	Underwriting Model
101	UW Effective Gross Income ($)	Underwriting Model
102	UW Total Expenses ($)	Underwriting Model
103	UW Management Fee ($)	Underwriting Model
104	UW NOI ($)	Underwriting Model
105	UW Capital Items ($)	Underwriting Model
106	UW NCF ($)	Underwriting Model
107	Mortgage Loan UW NOI DSCR	Refer to calculation procedures
108	Mortgage Loan UW NCF DSCR	Refer to calculation procedures

	Characteristic	Source Document
109	Total Debt UW NOI DSCR	Refer to calculation procedures
110	Total Debt UW NCF DSCR	Refer to calculation procedures
111	Mortgage Loan UW NOI Debt Yield %	Refer to calculation procedures
112	Mortgage Loan UW NCF Debt Yield %	Refer to calculation procedures
113	Total Debt UW NOI Debt Yield %	Refer to calculation procedures
114	Total Debt UW NCF Debt Yield %	Refer to calculation procedures
115	Title Type	Title policy
116	PML %	Seismic Report
117	PML Report Date	Seismic Report
118	Upfront Capex Reserve ($)	Loan Agreement / Closing Statement
119	Upfront Engin. Reserve ($)	Loan Agreement / Closing Statement
120	Upfront TI/LC Reserve ($)	Loan Agreement / Closing Statement
121	Upfront RE Tax Reserve ($)	Loan Agreement / Closing Statement
122	Upfront Ins. Reserve ($)	Loan Agreement / Closing Statement
123	Upfront Other Reserve ($)	Loan Agreement / Closing Statement
124	Upfront Other Reserve Description	Loan Agreement / Closing Statement
125	Monthly Capex Reserve ($)	Loan Agreement / Closing Statement
126	Monthly TI/LC Reserve ($)	Loan Agreement / Closing Statement
127	Monthly RE Tax Reserve ($)	Loan Agreement / Closing Statement
128	Monthly Ins. Reserve ($)	Loan Agreement / Closing Statement
129	Monthly Other Reserve ($)	Loan Agreement / Closing Statement
130	Monthly Other Reserve Description	Loan Agreement / Closing Statement
131	Capex Reserve Cap ($)	Loan Agreement
132	TI/LC Reserve Cap ($)	Loan Agreement
133	RE Tax Reserve Cap ($)	Loan Agreement
134	Ins. Reserve Cap ($)	Loan Agreement
135	Other Reserve Cap ($)	Loan Agreement
136	Largest Tenant	UW Rent Roll
137	Largest Tenant Unit Size	UW Rent Roll
138	Largest Tenant Expiration	UW Rent Roll
139	2nd Largest Tenant	UW Rent Roll
140	2nd Largest Tenant Unit Size	UW Rent Roll
141	2nd Largest Tenant Expiration	UW Rent Roll
142	3rd Largest Tenant	UW Rent Roll
143	3rd Largest Tenant Unit Size	UW Rent Roll
144	3rd Largest Tenant Expiration	UW Rent Roll
145	4th Largest Tenant	UW Rent Roll
146	4th Largest Tenant Unit Size	UW Rent Roll
147	4th Largest Tenant Expiration	UW Rent Roll
148	5th Largest Tenant	UW Rent Roll
149	5th Largest Tenant Unit Size	UW Rent Roll
150	5th Largest Tenant Expiration	UW Rent Roll
151	Loan Purpose	Closing Statement
152	Borrower	Loan Agreement
153	Principal / Carveout Guarantor	Guaranty Agreement / Loan Agreement
154	Property Manager	Management Agreement
155	Assumption Fee	Loan Agreement

	Characteristic	Source Document
156	Letter of Credit	Loan Agreement
157	Future Debt Permitted (Y/N)	Loan Agreement
158	Partial Prepay or Release Allowed (Y/N)	Loan Agreement
159	Partial Prepay or Release Details	Loan Agreement
160	Lockbox (Y/N)	Loan Agreement / Lockbox Agreement
161	Lockbox Type	Loan Agreement / Lockbox Agreement
162	Cash Management	Loan Agreement / Lockbox Agreement
163	Cash Management Trigger	Loan Agreement / Lockbox Agreement
164	Status	Not Applicable - Provided Information
165	Loan #	Not Applicable - Provided Information

Calculation Procedures

With respect to Characteristic 3, we recomputed the % of Initial Pooled Balance by dividing the (i) Cut-off Mortgage Loan Balance ($) by (ii) aggregate Cut-off Mortgage Loan Balance ($).

With respect to Characteristic 18, we observed that the Cut-off Mortgage Loan Balance ($) was set equal to the Original Mortgage Loan Balance ($).

With respect to Characteristic 19, we recomputed the Cut-off Mortgage Loan Balance PSF by dividing the (i) Cut-off Mortgage Loan Balance ($) by (ii) Total Square Feet.

With respect to Characteristic 20, we observed that the Maturity Mortgage Loan Balance ($) was set equal to the Original Mortgage Loan Balance ($).

With respect to Characteristic 24, we observed that the Cut-off Subordinate Debt Balance ($) was set equal to the Original Subordinate Debt Balance ($).

With respect to Characteristic 25, we observed that the Maturity Subordinate Debt Balance ($) was set equal to the Original Subordinate Debt Balance ($).

With respect to Characteristic 27, we observed that the Cut-off Total Debt Balance ($) was set equal to the Original Total Debt Balance ($).

With respect to Characteristic 28, we observed that the Maturity Total Debt Balance ($) was set equal to the Original Total Debt Balance ($).

With respect to Characteristic 37, we recomputed the Admin. Fee % by summing the (i) Master Servicing Fee %, (ii) Primary Servicing Fee %, (iii) Trustee / Cert. Admin Fee %, (iv) CREFC Fee % and (v) Sub-Servicing Fee.

With respect to Characteristic 38, we recomputed the Net Total Debt Loan Rate % by subtracting the (i) Admin. Fee % from (ii) Total Debt Note Rate.

With respect to Characteristic 45, we recomputed the Original Term determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 46, we recomputed the Remaining Term by subtracting the (i) Seasoning from (ii) Original Term.

With respect to Characteristic 49, we recomputed the Remaining IO Term by subtracting the (i) Seasoning from (ii) Original IO Term.

With respect to Characteristic 51, we recomputed the Remaining Amort. Term by subtracting the (i) Seasoning from (ii) Original Amort. Term.

With respect to Characteristic 52, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 59, we recomputed the Mortgage Loan Monthly Debt Service ($) by dividing the (i) Mortgage Loan Annual Debt Service ($) by (ii) 12.

With respect to Characteristic 60, we recomputed the Mortgage Loan Annual Debt Service ($) by multiplying the (i) Cut-off Mortgage Loan Balance ($) by (ii) the product of (a) the Mortgage Loan Note Rate and (b) a fraction equal to 365/360.

With respect to Characteristic 61, we recomputed the Subordinate Debt Monthly Debt Service ($) by dividing the (i) Subordinate Debt Annual Debt Service ($) by (ii) 12.

With respect to Characteristic 62, we recomputed the Subordinate Debt Annual Debt Service ($) by multiplying the (i) Cut-off Subordinate Debt Balance ($) by (ii) the product of (a) the Subordinate Debt Note Rate and (b) a fraction equal to 365/360.

With respect to Characteristic 63, we recomputed the Total Debt Monthly Debt Service ($) by dividing the (i) Total Debt Annual Debt Service ($) by (ii) 12.

With respect to Characteristic 64, we recomputed the Total Debt Annual Debt Service ($) by multiplying the (i) Cut-off Total Debt Balance ($) by (ii) the product of (a) the Total Debt Note Rate and (b) a fraction equal to 365/360.

With respect to Characteristic 67, we recomputed the As Is Appraised Value ($) PSF by dividing the (i) As Is Appraised Value ($) by (ii) Total Square Feet.

With respect to Characteristic 72, we recomputed the Mortgage Loan Cut-off Date LTV % by dividing the (i) Cut-off Mortgage Loan Balance ($) by (ii) As Is Appraised Value ($).

With respect to Characteristic 73, we recomputed the Mortgage Loan Maturity Date LTV % by dividing the (i) Maturity Mortgage Loan Balance ($) by (ii) As Is Appraised Value ($).

With respect to Characteristic 74, we recomputed the Total Debt Cut-off Date LTV % by dividing the (i) Cut-off Total Debt Balance ($) by (ii) As Is Appraised Value ($).

With respect to Characteristic 75, we recomputed the Total Debt Maturity Date LTV % by dividing the (i) Maturity Total Debt Balance ($) by (ii) As Is Appraised Value ($).

With respect to Characteristic 107, we recomputed the Mortgage Loan UW NOI DSCR by dividing the (i) UW NOI ($) by (ii) Mortgage Loan Annual Debt Service ($).

With respect to Characteristic 108, we recomputed the Mortgage Loan UW NCF DSCR by dividing the (i) UW NCF ($) by (ii) Mortgage Loan Annual Debt Service ($).

With respect to Characteristic 109, we recomputed the Total Debt UW NOI DSCR by dividing the (i) UW NOI ($) by (ii) Total Debt Annual Debt Service ($).

With respect to Characteristic 110, we recomputed the Total Debt UW NCF DSCR by dividing the (i) UW NCF ($) by (ii) Total Debt Annual Debt Service ($).

With respect to Characteristic 111, we recomputed the Mortgage Loan UW NOI Debt Yield % by dividing the (i) UW NOI ($) by (ii) Cut-off Mortgage Loan Balance ($).

With respect to Characteristic 112, we recomputed the Mortgage Loan UW NCF Debt Yield % by dividing the (i) UW NCF ($) by (ii) Cut-off Mortgage Loan Balance ($).

With respect to Characteristic 113, we recomputed the Total Debt UW NOI Debt Yield % by dividing the (i) UW NOI ($) by (ii) Cut-off Total Debt Balance ($).

With respect to Characteristic 114, we recomputed the Total Debt UW NCF Debt Yield % by dividing the (i) UW NCF ($) by (ii) Cut-off Total Debt Balance ($).